SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information
Schedule of Condensed Income Statements

06/30/2024	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	44,130	49,187	5,883	2,907	25,578	(25,577)	102,108
Depreciation and amortization	(49)	(18)	(1)	(3)	(27)	-	(98)
Personnel expenses	(1,222)	(778)	(183)	(483)	(6,770)	-	(9,436)
Other operating expenses	(33,962)	(49,083)	(5,400)	(5,381)	(22,697)	25,578	(90,945)
Operating expenses	(35,233)	(49,879)	(5,584)	(5,867)	(29,494)	25,578	(100,479)
OPERATING INCOME/(LOSS)	8,897	(692)	299	(2,959)	(3,916)	-	1,629
Finance income	1,028	322	(23)	1,418	(3,138)	(5,011)	(5,404)
Finance costs	(49)	(1,325)	(209)	3,384	(2,368)	5,013	4,446
Net financial results	979	(1,003)	(231)	4,802	(5,507)	2	(958)
NET INCOME/(LOSS) BEFORE TAX	9,876	(1,694)	68	1,842	(9,424)	2	671
Income tax benefit/(expense)	5	-	1	4	(932)	-	(922)
NET INCOME/(LOSS) FOR THE PERIOD	9,881	(1,694)	68	1,847	(10,355)	2	(251)
Attributable to equity holders of the Parent	9,881	(1,695)	68	1,847	(10,355)	2	(252)
Attributable to non-controlling interests	-	1	-	-	-	-	1

06/30/2023	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	35,941	31,959	4,659	2,076	20,121	(20,121)	74,635
Personnel expenses	(846)	(791)	(110)	(359)	(6,688)	-	(8,794)
Depreciation and amortization	(4)	(15)	(1)	(3)	(24)	-	(47)
Other operating expenses	(25,762)	(35,547)	(6,166)	(5,321)	(24,430)	20,125	(77,101)
Operating expenses	(26,612)	(36,353)	(6,277)	(5,683)	(31,142)	20,125	(85,942)
OPERATING INCOME/(LOSS)	9,329	(4,394)	(1,618)	(3,607)	(11,021)	4	(11,307)
Finance income	291	5,973	171	3,090	8,261	(5,865)	11,921
Finance costs	(32)	(2,068)	55	(749)	(6,426)	5,864	(3,356)
Net financial results	259	3,905	226	2,341	1,835	(1)	8,565
NET INCOME/(LOSS) BEFORE TAX	9,588	(489)	(1,392)	(1,266)	(9,186)	3	(2,742)
Income tax benefit/(expense)	(338)	2	108	8	2,637	-	2,417
NET INCOME/(LOSS) FOR THE PERIOD	9,250	(487)	(1,284)	(1,258)	(6,549)	3	(325)
Attributable to equity holders of the Parent	9,250	(488)	(1,284)	(1,197)	(6,549)	(43)	(305)
Attributable to non-controlling interests	-	-	-	(61)	-	46	(20)

Schedule of Financial Position

06/30/2024	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	759	40	9	48	128,989	(120,102)	9,743
Current assets	61,733	13,683	5,746	5,148	179,266	(203,543)	62,033
Trade receivables and other current assets	13,381	1,492	437	878	62,394	(69,273)	9,309
Current financial assets	40,134	3,706	1,861	766	100,064	(134,240)	12,291
Cash and cash equivalents	8,218	8,485	3,448	3,504	16,808	(30)	40,433
Total Assets	62,492	13,723	5,755	5,196	308,255	(323,645)	71,776
EQUITY	42,878	(19,100)	(1,167)	(12,087)	128,774	(120,368)	18,930
NON-CURRENT LIABILITIES	-	-	-	-	6,162	-	6,162
Non-current financial liabilities	-	-	-	-	6,162	-	6,162
CURRENT LIABILITIES	19,614	32,824	6,922	17,282	173,319	(203,277)	46,684
Lease obligations	396	-	-	-	91	-	487
Borrowings	2,177	2,708	2,064	11,742	146,316	(160,327)	4,680
Trade payables and other current liabilities	17,041	30,116	4,858	5,540	26,912	(42,950)	41,517
Total EQUITY AND LIABILITIES	62,492	13,724	5,755	5,195	308,255	(323,645)	71,776

12/31/2023	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	251	59	8	43	127,692	(119,180)	8,872
Current assets	57,153	11,026	4,006	4,472	164,280	(175,658)	65,280
Trade receivables and other current assets	14,666	1,537	656	1,552	55,897	(60,704)	13,604
Current financial assets	31,689	2,743	1,565	920	88,403	(114,923)	10,398
Cash and cash equivalents	10,798	6,746	1,785	2,000	19,980	(31)	41,278
Total Assets	57,404	11,086	4,014	4,515	291,971	(294,838)	74,152
EQUITY	32,959	(18,372)	(558)	(9,014)	136,074	(119,449)	21,639
NON-CURRENT LIABILITIES	-	-	-	-	408	-	408
CURRENT LIABILITIES	24,445	29,458	4,572	13,529	155,489	(175,388)	52,105
Borrowings	2,247	3,288	1,490	9,108	135,140	(146,168)	5,105
Trade payables and other current liabilities	22,198	26,170	3,082	4,421	20,350	(29,220)	47,000
Total EQUITY AND LIABILITIES	57,404	11,086	4,014	4,515	291,971	(294,838)	74,152